Shareholders' Deficit - Additional Information (Details) - $ / shares		4 Months Ended
	Feb. 25, 2026	Jun. 30, 2026	Apr. 15, 2026	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Voting percentage required for appointment of directors	50.00%	50.00%
Conversion features description	Subject to adjustment for
share sub-divisions, share
capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein, the Founder Shares, which are designated as Class B ordinary shares, will be convertible at the option of the holder on a one-for-one basis
or will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of the initial Business Combination at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis,
15% of the sum of (i) the total number of ordinary shares issued and outstanding (excluding the Private Placement Shares and including any Class B ordinary shares assuming they are converted into Class A ordinary shares) upon completion of this offering, plus (ii) the sum of the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in the Business Combination and any Private Placement Shares issued to the Sponsor, members of the management team or any of their affiliates upon conversion of working capital loans. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one to one.	Subject to adjustment for share
sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein, the Founder Shares, which are designated as Class B ordinary shares, will be convertible at the option of the holder on a one-for-one
basis or will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of the initial Business Combination at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted
		basis, 15% of the sum of (i) the total number of ordinary shares issued and outstanding (excluding the Private Placement Shares, but including any Class B ordinary shares assuming they are converted into Class A ordinary shares) upon completion of the Initial Public Offering, plus (ii) the sum of the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in the Business Combination and any Private Placement Shares issued to the Sponsor, members of the management team or any of their affiliates upon conversion of working capital loans. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one to one.
OHB Pediatrics Ltd [Member]
Class of Stock [Line Items]
Common stock, par or stated value per share				$ 0.000001	$ 0.000001
Common stock, shares, issued				1,010,000	10,000
Common stock, shares, outstanding				1,010,000	10,000
Repurchase And Cancellation Of Deferred Shares			101
Deferred Share Purchase Price			$ 0.01
OHB Pediatrics Ltd [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, par or stated value per share			$ 0.000001
Common stock, shares, issued			61,302,500
Common stock, shares, outstanding			1,010,000
Sale of Stock, Price Per Share			$ 61.3
OHB Pediatrics Ltd [Member] | Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized			62,312,500
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	479,000,000	479,000,000
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares, issued	0	7,775,000
Common stock, shares, outstanding	0	7,775,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	20,000,000	20,000,000
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares, issued	1,323,529	1,323,529
Common stock, shares, outstanding	1,323,529	1,323,529